Note 10 - Employee Benefit Plans (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	45,467	42,919	34,931
Minimum [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Percentage Contribution	10.00%
Maximum [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Percentage Contribution	22.00%